Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Line Items]
Undistributed earnings of PRC subsidiaries			$ 7,219,000
Withholding tax rate for dividends distributed by a foreign invested enterprise	10.00%
Other tax expense	500,000		400,000		2,800,000
Other	(26.00%)	[1]	1.70%	[1]	11.00%	[1]
Tax rate	34.00%		34.00%		34.00%
SGOCO Fujian [Member]
Income Tax Disclosure [Line Items]
Income tax expense	877,000
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	25.00%
Non-PRC Tax Resident Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	10.00%
SGOCO International [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	111,000
Tax rate	16.50%		16.50%		16.50%
SGO [Member] | US [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	599,000		531,000
Net tax loss carry forwards, expiration date	Dec. 31, 2030
Tax rate	34.00%
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 2,091,000		$ 1,137,000
Net tax loss carry forwards, expiration date	Dec. 31, 2019

[1]	There were no other material items affecting the effective income tax for the years ended December 31, 2014, 2013 and 2012 except for (i) the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The other 15.8%, 1.7% and 11.0% for the years ended December 31, 2014, 2013 and 2012 included losses incurred by SGOCO of approximately $0.5 million, $0.4 million and $2.8 million, respectively and (ii) under-provision of Hong Kong profits tax and as a result of certain non-deductible expenses in prior year.